SCHEDULE OF DISAGGREGATED REVENUE (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Disaggregation of Revenue [Line Items]
Advisory and consultancy income		$ 4,751,689	$ 36,835,096	$ 5,307,675
Commission and brokerage income – Point in time		136,199	1,055,812	648,415
Handling fee income – Point in time		758	5,875	8,149
Revenue from other sources
Administration fee income– Over time		58	449	10,267
Interest income from clients– Over time		703	5,452	4,455
Total revenues		$ 4,889,407	37,902,684	5,978,961
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Advisory and consultancy income			4,836,775	330,000
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Advisory and consultancy income			31,998,321	4,977,675
Commission and brokerage income – Point in time	[1]		1,055,812	648,415
Handling fee income – Point in time			$ 5,875	$ 8,149

[1]	Commission and brokerage income includes (i) commission earned from executed securities transactions and (ii) retrocession fees income received from counterparties under distribution or referral arrangements.